Related Parties - Schedule of Other Related Party Balances (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Invim Corporativo S.L. [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	[1]	$ (11,106,974)	$ (10,572,772)
Bioceres Crop Solutions Corp [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	[2]	(8,997,476)	(7,600,000)
Union Group Ventures Limited [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	[1]	(854,289)	(794,301)
Subsidiary of Bioceres S.A. - Bioceres LLC [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	[3]	(491,894)	(491,894)
Agrality Inc [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	[3]	(26,750)	(26,750)
Founded and operated by the Company’s CPO - Future Foods B.V. [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	[3]	(24,644)	(47,199)
INDEAR S.A. [Member]
Schedule of Other Related Party Balances [Line Items]
Other Related Party Balances	[3]	$ (4,158)	$ (2,992)

[1]	Balances are included in Financial debt (see note 17)
[2]	Balances are included in Accounts payable and Financial debt (see notes 13 and 17 respectively)
[3]	Balances are included in Accounts payable (see note 13)